Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue	$ 0	$ 174	$ 886	$ 2,161	$ 2,329	$ 18,739	$ 0
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	Development Fee and Royalty [Member]	Development Fee and Royalty [Member]	Development Fee and Royalty [Member]	Development Fee and Royalty [Member]
Operating expenses (income):
Research and development	$ 24,660	$ 11,977	$ 55,822	$ 44,328
Research and development					58,579	57,069	59,638
General and administrative	8,584	6,952	25,874	23,452	28,531	27,319	21,843
Acquired in-process research and development	(298)	0	130,188	0
Gain recognized within operating expenses	(14,609)	0	(14,609)	0
Total operating expenses	18,337	18,929	197,275	67,780	87,110	84,388	81,481
Loss from operations	(18,337)	(18,755)	(196,389)	(65,619)	(84,781)	(65,649)	(81,481)
Other (expense) income:
Interest income	1,251	288	2,021	427	837	111	593
Other income, net	2,342	24	2,262	25	(7)	(122)	(5)
Total other (expense) income	(21,767)	312	(79,247)	452	830	(11)	588
Loss before income tax expense	(40,104)	(18,443)	(275,636)	(65,167)	(83,951)	(65,660)	(80,893)
Income tax (expense) benefit	(3)	209	26	174	136	(141)	0
Net loss	$ (40,107)	$ (18,234)	$ (275,610)	$ (64,993)	$ (83,815)	$ (65,801)	$ (80,893)
Net loss per share, basic (in dollars per share)	$ (9.34)	$ (4.84)	$ (69.57)	$ (20.17)	$ (24.86)	$ (25.02)	$ (37.89)
Net loss per share, diluted (in dollars per share)	$ (9.34)	$ (4.84)	$ (69.57)	$ (20.17)	$ (24.86)	$ (25.02)	$ (37.89)
Weighted-average common shares outstanding, basic (in dollars per share)	4,293,812	3,767,918	3,961,546	3,222,987	3,371,231	2,629,784	2,134,869
Weighted-average common shares outstanding, diluted (in dollars per share)	4,293,812	3,767,918	3,961,546	3,222,987	3,371,231	2,629,784	2,134,869
License
Revenue:
Total revenue					$ 0	$ 12,000	$ 0
Development Fee
Revenue:
Total revenue					$ 2,329	$ 6,739	$ 0
Forward contract liability
Other (expense) income:
Change in fair value of forward contract liability	$ (25,360)	$ 0	$ (83,530)	$ 0